Schedule of Investments(a)
May 31, 2026
(Unaudited)

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–125.49%(b)
Advertising–0.19%
Clear Channel Outdoor Holdings, Inc., 7.50%, 03/15/2033(c)	$129,000	$135,462
Aerospace & Defense–1.42%
TransDigm, Inc.,
6.00%, 01/15/2033(c)	261,000	264,133
6.13%, 07/31/2034(c)	744,000	741,853
		1,005,986
Alternative Carriers–0.37%
APLD ComputeCo 2 LLC, 6.75%, 03/15/2031(c)	260,000	262,203
Apparel Retail–0.00%
Saks Global Enterprises LLC, 11.00%, 12/15/2029(c)(d)	295,020	2,213
Application Software–2.19%
Cloud Software Group, Inc.,
9.00%, 09/30/2029(c)	553,000	546,906
8.25%, 06/30/2032(c)	231,000	226,975
RD Michigan Property Owner I LLC, 7.50%, 03/30/2045(c)	259,000	259,650
SS&C Technologies, Inc., 5.50%, 09/30/2027(c)	518,000	518,276
		1,551,807
Asset Management & Custody Banks–0.99%
FS KKR Capital Corp., 6.13%, 01/15/2030	215,000	210,553
Osaic Holdings, Inc.,
6.75%, 08/01/2032(c)	244,000	246,504
8.00%, 08/01/2033(c)	244,000	248,410
		705,467
Automobile Manufacturers–1.12%
Allison Transmission, Inc.,
3.75%, 01/30/2031(c)	562,000	526,686
5.88%, 12/01/2033(c)	264,000	264,861
		791,547
Automotive Parts & Equipment–5.32%
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033(c)	1,023,000	1,026,510
Clarios Global L.P./Clarios US Finance Co.,
6.75%, 02/15/2030(c)	236,000	244,092
6.75%, 09/15/2032(c)	504,000	516,686
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(c)	506,000	530,963
Forvia SE (France), 8.00%, 06/15/2030(c)	392,000	414,165
NESCO Holdings II, Inc., 5.50%, 04/15/2029(c)	543,000	541,112
Phinia, Inc., 6.63%, 10/15/2032(c)	487,000	499,995
		3,773,523
Principal Amount		Value
Automotive Retail–3.76%
Advance Auto Parts, Inc., 7.00%, 08/01/2030(c)	$502,000	$516,166
Carvana Co., 0.00% PIK Rate, 9.00% Cash Rate, 06/01/2031(c)(e)	524,788	580,318
Group 1 Automotive, Inc., 6.38%, 01/15/2030(c)	518,000	526,868
LCM Investments Holdings II LLC, 8.25%, 08/01/2031(c)	480,000	501,131
Lithia Motors, Inc., 4.38%, 01/15/2031(c)	572,000	542,362
		2,666,845
Broadcasting–3.52%
Discovery Communications LLC, 6.35%, 06/01/2040	308,000	254,294
E.W. Scripps Co. (The), 9.88%, 08/15/2030(c)	99,000	94,604
Gray Media, Inc.,
5.38%, 11/15/2031(c)	100,000	71,848
9.63%, 07/15/2032(c)	183,000	180,651
iHeartCommunications, Inc.,
9.13%, 05/01/2029(c)	302,000	292,985
10.88%, 05/01/2030(c)	44,000	37,501
7.75%, 08/15/2030(c)	168,000	154,415
Nexstar Media, Inc.,
6.50%, 09/15/2033(c)	255,000	257,213
7.25%, 04/15/2034(c)	154,000	155,061
Paramount Global,
6.88%, 04/30/2036	288,000	266,528
5.85%, 09/01/2043	319,000	235,292
Univision Communications, Inc.,
4.50%, 05/01/2029(c)	293,000	278,737
9.38%, 08/01/2032(c)	215,000	220,365
		2,499,494
Building Products–0.73%
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(c)	521,000	518,628
Cable & Satellite–7.80%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.38%, 06/01/2029(c)	404,000	396,812
6.38%, 09/01/2029(c)	172,000	172,893
4.75%, 02/01/2032(c)	629,000	561,207
4.50%, 05/01/2032	363,000	318,779
4.50%, 06/01/2033(c)	395,000	338,175
7.38%, 02/01/2036(c)	248,000	242,340
CSC Holdings LLC,
3.38%, 02/15/2031(c)	200,000	111,438
4.50%, 11/15/2031(c)	400,000	227,338
Directv Financing LLC, 8.88%, 02/01/2030(c)	493,000	506,105
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 02/15/2031(c)	255,000	267,018
DISH DBS Corp., 5.13%, 06/01/2029	1,104,000	1,000,121
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

Principal Amount		Value
Cable & Satellite–(continued)
EchoStar Corp.,
10.75%, 11/30/2029	$258,000	$280,545
6.75% PIK Rate, 2.00% Cash Rate, 11/30/2030(e)	473,902	484,652
Sinclair Television Group, Inc.,
5.50%, 03/01/2030(c)	37,000	32,861
8.13%, 02/15/2033(c)	102,000	104,932
Versant Media Group, Inc., 7.25%, 01/30/2031(c)	474,000	492,742
		5,537,958
Casinos & Gaming–2.10%
Melco Resorts Finance Ltd. (Hong Kong), 6.50%, 09/24/2033(c)	500,000	494,090
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(c)	522,000	500,692
Voyager Parent LLC, 9.25%, 07/01/2032(c)	468,000	496,710
		1,491,492
Commercial & Residential Mortgage Finance–2.17%
Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032(c)	502,000	496,980
Rocket Cos., Inc., 6.13%, 08/01/2030(c)	521,000	529,246
Walker & Dunlop, Inc., 6.63%, 04/01/2033(c)	508,000	514,647
		1,540,873
Construction & Engineering–0.73%
AECOM, 6.00%, 08/01/2033(c)	520,000	521,165
Consumer Finance–5.05%
Bread Financial Holdings, Inc., 8.38%, 06/15/2035(c)(f)	240,000	251,022
EZCORP, Inc., 7.38%, 04/01/2032(c)	990,000	1,050,428
FirstCash, Inc.,
6.88%, 03/01/2032(c)	287,000	295,456
6.13%, 05/01/2034(c)	213,000	213,260
Navient Corp.,
4.88%, 03/15/2028	53,000	51,974
5.50%, 03/15/2029	270,000	259,358
9.38%, 07/25/2030	163,000	166,173
7.88%, 06/15/2032	317,000	295,264
OneMain Finance Corp.,
6.63%, 05/15/2029	214,000	217,603
7.13%, 11/15/2031	450,000	455,884
7.13%, 09/15/2032	325,000	327,919
		3,584,341
Copper–1.09%
First Quantum Minerals Ltd. (Zambia),
8.63%, 06/01/2031(c)	250,000	261,134
8.00%, 03/01/2033(c)	250,000	262,303
6.38%, 02/15/2036(c)	250,000	247,371
		770,808
Diversified Banks–1.50%
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032(c)	517,000	532,998
Principal Amount		Value
Diversified Banks–(continued)
Citigroup, Inc., 6.63%(f)(g)	$525,000	$533,378
		1,066,376
Diversified Financial Services–5.75%
Freedom Mortgage Holdings LLC, 8.38%, 04/01/2032(c)	264,000	268,226
GGAM Finance Ltd. (Ireland), 5.88%, 03/15/2030(c)	742,000	750,963
Global Aircraft Leasing Co. Ltd. (Cayman Islands), 8.75%, 09/01/2027(c)	739,000	756,231
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034(c)	510,000	490,924
Jane Street Group/JSG Finance, Inc.,
6.13%, 11/01/2032(c)	518,000	519,589
6.75%, 05/01/2033(c)	508,000	522,781
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(c)	738,000	771,886
		4,080,600
Diversified REITs–1.59%
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(c)	574,000	553,505
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/2030(c)	248,000	241,169
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.63%, 06/15/2032(c)	321,000	336,822
		1,131,496
Diversified Support Services–0.23%
Sabre GLBL, Inc.,
10.75%, 11/15/2029(c)	60,000	53,916
10.75%, 03/15/2030(c)	62,000	54,845
11.13%, 07/15/2030(c)	62,000	55,335
		164,096
Electric Utilities–1.08%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (United Kingdom), 6.38%, 02/15/2032(c)	769,000	765,176
Electrical Components & Equipment–0.74%
EnerSys, 6.63%, 01/15/2032(c)	508,000	523,129
Electronic Components–0.72%
Sensata Technologies, Inc., 3.75%, 02/15/2031(c)	545,000	511,393
Environmental & Facilities Services–1.07%
GFL Environmental Holdings (US), Inc., 5.50%, 02/01/2034(c)	425,000	415,622
Wrangler Holdco Corp. (Canada), 6.63%, 04/01/2032(c)	337,000	346,339
		761,961
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

Principal Amount		Value
Fertilizers & Agricultural Chemicals–0.49%
FMC Corp.,
3.45%, 10/01/2029	$115,000	$105,187
8.00%, 06/01/2031(c)	83,000	86,798
5.65%, 05/18/2033	115,000	103,417
6.38%, 05/18/2053	68,000	52,995
		348,397
Gold–0.71%
Coeur Mining, Inc., 6.88%, 04/01/2032(c)	487,000	504,851
Health Care REITs–0.88%
Diversified Healthcare Trust, 4.38%, 03/01/2031	565,000	515,255
MPT Operating Partnership L.P./MPT Finance Corp.,
4.63%, 08/01/2029	66,000	54,014
3.50%, 03/15/2031	77,000	55,227
		624,496
Health Care Services–1.67%
Community Health Systems, Inc.,
5.25%, 05/15/2030(c)	419,000	395,210
4.75%, 02/15/2031(c)	280,000	257,674
DaVita, Inc.,
6.88%, 09/01/2032(c)	249,000	258,058
6.75%, 07/15/2033(c)	265,000	274,098
		1,185,040
Hotels, Resorts & Cruise Lines–0.72%
Marriott Ownership Resorts, Inc., 6.50%, 10/01/2033(c)	521,000	511,613
Household Appliances–0.35%
Whirlpool Corp., 6.50%, 06/15/2033	276,000	250,776
Independent Power Producers & Energy Traders–2.51%
Vistra Corp.,
8.00%(c)(f)(g)	256,000	258,222
Series C, 8.88%(c)(f)(g)	448,000	482,196
VoltaGrid LLC, 7.38%, 11/01/2030(c)	1,002,000	1,043,874
		1,784,292
Industrial Machinery & Supplies & Components–2.91%
Enpro, Inc., 6.13%, 06/01/2033(c)	488,000	498,053
ESAB Corp.,
6.25%, 04/15/2029(c)	500,000	509,654
5.63%, 04/01/2031(c)	506,000	509,772
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(c)	556,000	544,638
		2,062,117
Integrated Oil & Gas–1.47%
Par Petroleum, LLC, 7.38%, 06/01/2034(c)	513,000	525,332
Petroleos Mexicanos (Mexico),
5.95%, 01/28/2031	271,000	267,370
6.63%, 06/15/2035	260,000	250,516
		1,043,218
Integrated Telecommunication Services–9.62%
Altice France Lux 3/Altice Holdings 1 (Luxembourg), 10.00%, 01/15/2033(c)	280,000	273,317
Principal Amount		Value
Integrated Telecommunication Services–(continued)
Altice France S.A. (France), 6.88%, 07/15/2032(c)	$412,866	$403,569
APLD ComputeCo LLC, 9.25%, 12/15/2030(c)	241,000	260,286
Cipher Compute LLC, 7.13%, 11/15/2030(c)	510,000	532,288
Core Scientific Finance I LLC, 7.75%, 05/15/2031(c)	775,000	792,977
FiberCop S.p.A. (Italy),
6.00%, 09/30/2034(c)	525,000	505,792
7.20%, 07/18/2036(c)	275,000	275,558
Flash Compute LLC, 7.25%, 12/31/2030(c)	250,000	258,046
Iliad Holding S.A.S. (France),
8.50%, 04/15/2031(c)	710,000	752,505
7.00%, 04/15/2032(c)	290,000	295,350
Level 3 Financing, Inc.,
7.00%, 03/31/2034(c)	505,500	524,308
8.50%, 01/15/2036(c)	463,000	501,047
SV RNO Property Owner 1 LLC, 5.88%, 03/01/2031(c)	257,000	253,928
Telecom Italia Capital S.A. (Italy),
6.38%, 11/15/2033	281,000	293,383
7.72%, 06/04/2038	202,000	229,546
Uniti Services LLC, 7.50%, 10/15/2033(c)	403,000	424,422
WULF Compute LLC, 7.75%, 10/15/2030(c)	238,000	250,220
		6,826,542
Interactive Media & Services–0.73%
Discovery Global Holdings, Inc.,
4.28%, 03/15/2032	11,000	9,721
5.05%, 03/15/2042	552,000	405,030
5.14%, 03/15/2052	149,000	101,879
		516,630
Internet Services & Infrastructure–1.79%
Beignet Investor LLC, 6.58%, 05/30/2049(c)	494,000	509,525
CoreWeave, Inc.,
9.25%, 06/01/2030(c)	231,000	235,842
9.00%, 02/01/2031(c)	197,000	199,988
9.75%, 10/01/2031(c)	315,000	325,089
		1,270,444
Leisure Facilities–0.74%
Six Flags Entertainment Corp., 7.25%, 05/15/2031(c)	524,000	522,869
Managed Health Care–0.94%
Centene Corp., 2.50%, 03/01/2031	588,000	512,553
Molina Healthcare, Inc., 6.25%, 01/15/2033(c)	153,000	153,073
		665,626
Marine Transportation–0.78%
Danaos Corp. (Greece), 6.88%, 10/15/2032(c)	537,000	554,464
Mortgage REITs–0.64%
Blackstone Mortgage Trust, Inc., 6.25%, 06/01/2031(c)	222,000	218,511
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

Principal Amount		Value
Mortgage REITs–(continued)
Rithm Capital Corp., 8.50%, 06/01/2031(c)	$237,000	$236,872
		455,383
Movies & Entertainment–1.42%
Starz Capital Holdings 1, Inc., 6.00%, 04/15/2030(c)	1,051,000	1,005,019
Office REITs–0.38%
Office Properties Income Trust, 9.00%, 12/31/2059(c)(d)	379,000	267,195
Oil & Gas Drilling–2.02%
Borr IHC Ltd. / Borr Finance LLC (Mexico),
8.75%, 01/15/2032(c)	200,000	201,640
9.00%, 01/15/2034(c)	200,000	200,890
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(c)	509,000	531,106
Transocean International Ltd., 6.80%, 03/15/2038	525,000	501,535
		1,435,171
Oil & Gas Equipment & Services–2.56%
Bristow Group, Inc., 6.75%, 02/01/2033(c)	521,000	526,651
Solaris Energy Infrastructure, LLC, 6.38%, 05/15/2031(c)	508,000	516,193
Tidewater, Inc., 9.13%, 07/15/2030(c)	717,000	772,586
		1,815,430
Oil & Gas Exploration & Production–4.61%
Caturus Energy LLC,
8.50%, 02/15/2030(c)	729,000	763,921
7.13%, 05/15/2031(c)	256,000	256,001
Comstock Resources, Inc., 6.75%, 03/01/2029(c)	528,000	519,163
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 04/15/2032(c)	158,000	155,675
8.38%, 11/01/2033(c)	241,000	256,513
6.88%, 05/15/2034(c)	243,000	243,283
7.25%, 02/15/2035(c)	120,000	121,826
Infinity Natural Resources LLC, 7.63%, 04/01/2031(c)	508,000	513,456
Kosmos Energy Ltd. (Ghana), 7.50%, 03/01/2028(c)	250,000	244,535
Neo Next Energy Ltd. (United Kingdom), 6.63%, 06/11/2031(c)	200,000	200,000
		3,274,373
Oil & Gas Refining & Marketing–3.95%
Calumet Specialty Products Partners L.P./. Calumet Finance Corp., 9.75%, 02/15/2031(c)	728,000	771,280
CVR Energy, Inc.,
7.50%, 02/15/2031(c)	251,000	253,989
7.88%, 02/15/2034(c)	510,000	511,913
Sunoco L.P.,
5.63%, 03/15/2031(c)	211,000	211,356
6.25%, 07/01/2033(c)	394,000	400,945
5.88%, 03/15/2034(c)	403,000	400,834
7.88%(c)(f)(g)	245,000	256,083
		2,806,400
Principal Amount		Value
Oil & Gas Storage & Transportation–8.77%
Excelerate Energy L.P., 8.00%, 05/15/2030(c)	$504,000	$534,019
Genesis Energy L.P./Genesis Energy Finance Corp.,
7.88%, 05/15/2032	384,000	399,515
8.00%, 05/15/2033	371,000	389,371
6.75%, 03/15/2034	237,000	238,030
Global Partners L.P./GLP Finance Corp., 7.13%, 07/01/2033(c)	535,000	544,382
Harvest Midstream I, L.P., 6.75%, 05/15/2034(c)	509,000	522,898
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(c)	507,000	516,055
Venture Global LNG, Inc.,
8.38%, 06/01/2031(c)	201,000	209,265
9.88%, 02/01/2032(c)	907,000	970,241
9.00%(c)(f)(g)	845,500	835,428
Venture Global Plaquemines LNG LLC,
6.13%, 12/15/2030(c)	284,000	291,848
6.50%, 01/15/2034(c)	453,000	473,891
6.75%, 01/15/2036(c)	283,000	300,314
		6,225,257
Other Specialized REITs–0.75%
Iron Mountain, Inc., 4.50%, 02/15/2031(c)	556,000	531,299
Other Specialty Retail–2.74%
Bath & Body Works, Inc.,
6.88%, 11/01/2035	352,000	352,511
7.60%, 07/15/2037	156,000	153,941
Michaels Companies, Inc. (The), 8.50%, 03/15/2033(c)	517,000	505,204
PetSmart LLC/PetSmart Finance Corp., 10.00%, 09/15/2033(c)	775,000	782,852
SGUS LLC, 11.00%, 12/15/2029(c)(d)	131,980	20,457
Staples, Inc.,
10.75%, 09/01/2029(c)	100,000	95,221
12.75%, 01/15/2030(c)	50,000	38,314
		1,948,500
Paper & Plastic Packaging Products & Materials–0.73%
Clydesdale Acquisition Holdings, Inc.,
8.75%, 04/15/2030(c)	278,000	267,343
6.75%, 04/15/2032(c)	263,000	253,053
		520,396
Passenger Airlines–2.86%
American Airlines Pass-Through Trust, Series B, 5.75%, 05/10/2035	238,000	237,391
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(c)	515,000	514,768
United Airlines Holdings, Inc.,
4.88%, 03/01/2029	574,000	567,839
5.38%, 03/01/2031	719,000	712,002
		2,032,000
Passenger Ground Transportation–0.14%
Hertz Corp. (The),
12.63%, 07/15/2029(c)	76,000	69,282
5.00%, 12/01/2029(c)	66,000	29,322
		98,604
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

Principal Amount		Value
Personal Care Products–0.60%
Opal Bidco SAS (France), 6.50%, 03/31/2032(c)	$415,000	$423,114
Pharmaceuticals–2.80%
1261229 BC Ltd., 10.00%, 04/15/2032(c)	920,000	942,781
Bausch Health Cos., Inc. (Canada),
5.00%, 02/15/2029(c)	87,000	60,677
6.25%, 02/15/2029(c)	101,000	72,341
5.25%, 01/30/2030(c)	122,000	75,008
5.25%, 02/15/2031(c)	95,000	53,842
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 7.88%, 05/15/2034(c)	250,000	268,647
Teva Pharmaceutical Finance Netherlands III B.V. (Israel), 4.10%, 10/01/2046	678,000	517,452
		1,990,748
Property & Casualty Insurance–1.41%
Asurion LLC and Asurion Co-Issuer, Inc.,
8.00%, 12/31/2032(c)	737,000	769,043
8.38%, 02/01/2034(c)	238,000	232,786
		1,001,829
Research & Consulting Services–0.38%
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(c)	295,000	270,371
Security & Alarm Services–0.71%
Brink’s Co. (The), 6.75%, 06/15/2032(c)	493,000	505,517
Sovereign Debt–0.73%
Brazilian Government International Bond (Brazil), 6.63%, 03/15/2035	500,000	516,375
Specialized Consumer Services–0.72%
Carriage Services, Inc., 4.25%, 05/15/2029(c)	535,000	512,287
Specialized Finance–2.16%
HA Sustainable Infrastructure Capital, Inc.,
8.00%, 06/01/2056(f)	511,000	545,765
7.13%, 11/15/2056(f)	233,000	235,567
TrueNoord Capital DAC (Ireland), 8.75%, 03/01/2030(c)	735,000	753,637
		1,534,969
Specialty Chemicals–0.49%
Celanese US Holdings LLC, 7.70%, 11/15/2033	323,000	347,155
Steel–0.75%
Cleveland-Cliffs, Inc., 7.00%, 03/15/2032(c)	523,000	529,385
Systems Software–1.09%
Oak-Eagle AcquireCo, Inc.,
7.25%, 07/01/2033(c)	234,000	244,165
8.75%, 07/01/2034(c)	503,000	531,869
		776,034
Trading Companies & Distributors–0.73%
Aircastle Ltd., 5.25%(c)(f)(g)	514,000	515,055
	Principal Amount	Value
Wireless Telecommunication Services–3.81%
Connect Holding II LLC, 10.50%, 04/03/2031(c)	$147,000	$149,764
DB Terra Chile HoldCo S.p.A. (Chile), 7.95%, 04/20/2031(c)	201,000	200,329
Meridian Arc Holdco LLC, 6.25%, 04/30/2031(c)	768,000	772,364
PR RNO Property Owner 1 LLC, 6.50%, 05/01/2031(c)	514,000	515,002
Vodafone Group PLC (United Kingdom), 4.13%, 06/04/2081(f)	1,142,000	1,064,709
		2,702,168
Total U.S. Dollar Denominated Bonds & Notes (Cost $88,412,803)		89,075,448
Variable Rate Senior Loan Interests–9.24%(h)(i)
Advertising–0.53%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 7.73% (1 mo. Term SOFR + 4.11%), 08/23/2028	377,352	378,956
Aerospace & Defense–1.44%
TransDigm, Inc., Term Loan L, 6.12% (1 mo. Term SOFR + 2.50%), 01/19/2032	1,021,388	1,025,080
Cable & Satellite–0.21%
CSC Holdings LLC, Term Loan, 8.25% (3 mo. PRIME + 1.50%), 04/15/2027	195,823	151,395
Electronic Manufacturing Services–1.10%
EMRLD Borrower L.P. (Copeland), Incremental Term Loan B, 5.95% (3 mo. Term SOFR + 2.25%), 08/04/2031	780,145	781,120
Health Care Services–0.37%
MPH Acquisition Holdings LLC, Term Loan, 7.41% (3 mo. Term SOFR + 3.75%), 12/31/2030	260,700	260,188
Health Care Supplies–0.71%
Bausch and Lomb, Inc., Term Loan B, 7.37% (1 mo. Term SOFR + 3.75%), 01/30/2031	497,500	500,236
Oil & Gas Storage & Transportation–0.75%
Prairie Acquiror L.P., Term Loan B, 6.87% (1 mo. Term SOFR + 3.25%), 08/01/2029	529,277	532,916
Paper & Plastic Packaging Products & Materials–0.37%
Iris Holding, Inc. (Intertape), First Lien Term Loan, 8.51% (3 mo. Term SOFR + 4.85%), 06/28/2028	284,264	263,868
Pharmaceuticals–0.73%
Endo Finance Holdings L.P., Term Loan B, 7.37% (1 mo. Term SOFR + 3.75%), 04/23/2031	517,125	518,095
Real Estate Development–2.31%
Cushman & Wakefield U.S. Borrower LLC, Term Loan, —%, 01/31/2030(j)	455,108	458,710
Greystar Real Estate Partners LLC, Term Loan B, —%, 08/21/2030(j)(k)	532,085	534,745
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

	Principal Amount		Value
Real Estate Development–(continued)
VCI Asset Holdings 2 LLC, Term Loan, 7.38%, 02/06/2031		$623,187	$644,220
			1,637,675
Systems Software–0.72%
CoreWeave Compute Acquisition Co. VIII LLC,
Delayed Draw Term Loan, 5.81% (1 mo. Term SOFR + 2.15%), 03/31/2032(k)		115,770	392,181
0.00%, 03/31/2032(k)(l)		390,230	116,349
			508,530
Total Variable Rate Senior Loan Interests (Cost $6,551,869)			6,558,059
Non-U.S. Dollar Denominated Bonds & Notes–2.99%(m)
IT Consulting & Other Services–0.83%
Atos SE (France), 5.20%, 12/18/2030(c)(n)	EUR	500,000	587,606
Marine Transportation–0.73%
CMA CGM S.A. (France), 4.88%, 01/15/2032(c)	EUR	450,000	516,526
Pharmaceuticals–0.66%
LSF12 Pillar Investments (US), Inc., 5.75%, 05/15/2033(c)	EUR	400,000	469,149
Transaction & Payment Processing Services–0.77%
Worldline S.A. (France), 4.13%, 09/12/2028(c)	EUR	500,000	548,534
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $2,037,587)			2,121,815
	Shares
Exchange-Traded Funds–1.52%
BondBloxx CCC-Rated USD High Yield Corporate Bond ETF		14,000	518,350
Invesco Short Duration High Yield ETF		1,800	45,927
VanEck J. P. Morgan EM Local Currency Bond ETF		20,000	512,400
Total Exchange-Traded Funds (Cost $1,095,481)			1,076,677
Shares		Value
Common Stocks & Other Equity Interests–0.54%
Broadline Retail–0.01%
Americanas S.A. (Brazil)(o)	5,642	$5,648
Americanas S.A., Wts., expiring 03/19/2027 (Brazil)(o)	1,880	1,118
		6,766
Casinos & Gaming–0.00%
Codere Online Luxembourg S.A., Wts., expiring 10/15/2034 (Spain)(k)	3	2
Food Retail–0.00%
Casino Guichard-Perrachon S.A. (France)(o)	2,804	783
Casino Guichard-Perrachon S.A., Wts., expiring 04/27/2029 (France)(o)	149,811	87
		870
Integrated Telecommunication Services–0.44%
Altice France Holding S.A. (Luxembourg)	752	116
Altice France S.A. (France)	15,186	310,100
		310,216
Internet Services & Infrastructure–0.09%
VCI Compute II LLC(k)	65,000	68,575
Total Common Stocks & Other Equity Interests (Cost $376,637)		386,429
Money Market Funds–2.60%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(p)(q)	647,089	647,089
Invesco Treasury Portfolio, Institutional Class, 3.52%(p)(q)	1,201,737	1,201,737
Total Money Market Funds (Cost $1,848,826)		1,848,826
TOTAL INVESTMENTS IN SECURITIES–142.38% (Cost $100,323,203)		101,067,254
BORROWINGS–(43.04)%		(30,550,000)
OTHER ASSETS LESS LIABILITIES—0.66%		465,064
NET ASSETS–100.00%		$70,982,318
Investment Abbreviations:
ETF	– Exchange-Traded Fund
EUR	– Euro
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2026 was $75,852,919, which represented 106.86% of the Trust’s Net Assets.

(d)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2026 was $289,865, which represented less than 1% of the Trust’s Net Assets.

(e)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(f)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(g)	Perpetual bond with no specified maturity date.
(h)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(i)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Trust’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight
Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(j)	This variable rate interest will settle after May 31, 2026, at which time the interest rate will be determined.
(k)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(l)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(m)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(n)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(o)	Non-income producing security.
(p)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Trust owns 5% or more of the outstanding voting securities. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2026.

	Value February 28, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2026	Dividend Income
Invesco Short Duration High Yield ETF	$-	$45,612	$-	$315	$-	$45,927	$-
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	739,108	5,162,219	(5,254,238)	-	-	647,089	4,524
Invesco Treasury Portfolio, Institutional Class	1,372,630	9,586,979	(9,757,872)	-	-	1,201,737	8,355
Total	$2,111,738	$14,794,810	$(15,012,110)	$315	$-	$1,894,753	$12,879

(q)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
07/28/2026	Goldman Sachs International	EUR	1,749,000	USD	2,062,989	$18,111
07/28/2026	Royal Bank of Scotland PLC	EUR	250,000	USD	292,502	210
07/28/2026	State Street Bank & Trust Co.	EUR	100,000	USD	118,119	1,202
07/28/2026	State Street Bank & Trust Co.	GBP	67,000	USD	90,484	264
Total Forward Foreign Currency Contracts						$19,787

Abbreviations:
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$89,075,448	$—	$89,075,448
Variable Rate Senior Loan Interests	—	5,514,784	1,043,275	6,558,059
Non-U.S. Dollar Denominated Bonds & Notes	—	2,121,815	—	2,121,815
Exchange-Traded Funds	1,076,677	—	—	1,076,677
Common Stocks & Other Equity Interests	6,853	310,999	68,577	386,429
Money Market Funds	1,848,826	—	—	1,848,826
Total Investments in Securities	2,932,356	97,023,046	1,111,852	101,067,254
Other Investments - Assets*
Forward Foreign Currency Contracts	—	19,787	—	19,787
Total Investments	$2,932,356	$97,042,833	$1,111,852	$101,087,041

*	Unrealized appreciation.
A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended May 31, 2026:
	Value 02/28/26	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation	Transfers into Level 3	Transfers out of Level 3	Value 05/31/26
Variable Rate Senior Loan Interests	$1,635,073	$506,000	$(1,341)	$—	$(4)	$3,861	$—	$(1,100,314)	$1,043,275
Common Stocks & Other Equity Interests	14	—	—	—	—	3,563	65,000	—	68,577
Total	$1,635,087	$506,000	$(1,341)	$—	$(4)	$7,424	$65,000	$(1,100,314)	$1,111,852
The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 at period end:
	Fair Value at 05/31/26	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs Based on Fair Value
Variable Rate Senior Loan Interests	$ 1,043,275	Third-Party Pricing	Broker Quote	100.50% of Par	100.50% of Par
Common Stocks & Other Equity Interests	68,577	Third-Party Pricing	Broker Quote	1.06% of Par	-
Total	$ 1,111,852
Invesco High Income Trust II